Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000152510 | U.S. Treasury Notes8254847
Holdings [Line Items]
Percent of Total Investments	22.20%
C000152510 | U.S. Treasury Notes8254844
Holdings [Line Items]
Percent of Total Investments	6.40%
C000152510 | U.S. Treasury Notes8254841
Holdings [Line Items]
Percent of Total Investments	6.20%
C000152510 | U.S. Treasury Notes8254838
Holdings [Line Items]
Percent of Total Investments	4.10%
C000152510 | GNMA8254469
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152510 | U.S. Treasury Notes8254834
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152510 | FHLMC8254803
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152510 | FHLMC8254800
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152510 | Oak Street Investment Grade Net Lease Fund Series8254679
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152510 | TCW CLO8254612
Holdings [Line Items]
Percent of Total Investments	0.70%
C000152510 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152510 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152510 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152510 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152510 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152510 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152510 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152510 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152510 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152510 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152510 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000152510 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000152510 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000158706 | U.S. Treasury Notes8254847
Holdings [Line Items]
Percent of Total Investments	22.20%
C000158706 | U.S. Treasury Notes8254844
Holdings [Line Items]
Percent of Total Investments	6.40%
C000158706 | U.S. Treasury Notes8254841
Holdings [Line Items]
Percent of Total Investments	6.20%
C000158706 | U.S. Treasury Notes8254838
Holdings [Line Items]
Percent of Total Investments	4.10%
C000158706 | GNMA8254469
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158706 | U.S. Treasury Notes8254834
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158706 | FHLMC8254803
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158706 | FHLMC8254800
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158706 | Oak Street Investment Grade Net Lease Fund Series8254679
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158706 | TCW CLO8254612
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158706 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158706 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158706 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158706 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000158706 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158706 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000158706 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000152509 | U.S. Treasury Notes8254997
Holdings [Line Items]
Percent of Total Investments	4.60%
C000152509 | U.S. Treasury Notes8254985
Holdings [Line Items]
Percent of Total Investments	4.60%
C000152509 | U.S. Treasury Notes8254983
Holdings [Line Items]
Percent of Total Investments	3.90%
C000152509 | U.S. Treasury Notes8254988
Holdings [Line Items]
Percent of Total Investments	3.60%
C000152509 | U.S. Treasury Notes8254994
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152509 | U.S. Treasury Bonds8254974
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152509 | U.S. Treasury Notes8254991
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152509 | U.S. Treasury Bonds8254970
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152509 | U.S. Treasury Bonds8254961
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152509 | U.S. Treasury Bonds8254964
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152509 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152509 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000152509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152509 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000152509 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152509 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000152509 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158704 | U.S. Treasury Notes8254997
Holdings [Line Items]
Percent of Total Investments	4.60%
C000158704 | U.S. Treasury Notes8254985
Holdings [Line Items]
Percent of Total Investments	4.60%
C000158704 | U.S. Treasury Notes8254983
Holdings [Line Items]
Percent of Total Investments	3.90%
C000158704 | U.S. Treasury Notes8254988
Holdings [Line Items]
Percent of Total Investments	3.60%
C000158704 | U.S. Treasury Notes8254994
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158704 | U.S. Treasury Bonds8254974
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158704 | U.S. Treasury Notes8254991
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158704 | U.S. Treasury Bonds8254970
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158704 | U.S. Treasury Bonds8254961
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158704 | U.S. Treasury Bonds8254964
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158704 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158704 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158704 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000158704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158704 | U.S. Government Agency Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000158704 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158704 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000158704 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214840 | AppLovin8255035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000214840 | Expedia Group8255101
Holdings [Line Items]
Percent of Total Investments	2.50%
C000214840 | Synchrony Financial8255188
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214840 | Meta Platforms8255149
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214840 | Owens Corning8255173
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | International Business Machines8255122
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Corpay8255080
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214840 | Apple8255029
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214840 | Airbnb8255015
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214840 | Alphabet8255021
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214840 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214840 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214840 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000214840 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000214840 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000214840 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000214840 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214840 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000214840 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000214840 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214840 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	(28.30%)
C000214840 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152512 | Exxon Mobil8254863
Holdings [Line Items]
Percent of Total Investments	4.20%
C000152512 | AT&T8254798
Holdings [Line Items]
Percent of Total Investments	2.80%
C000152512 | Cisco Systems8254830
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152512 | Berkshire Hathaway8254807
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152512 | JPMorgan Chase8254903
Holdings [Line Items]
Percent of Total Investments	2.40%
C000152512 | Entergy8254857
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152512 | 3M8254780
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152512 | Ameriprise Financial8254794
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152512 | Bank of America8254804
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152512 | General Motors8254878
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152512 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000152512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000152512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000152512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000152512 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000152512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000152512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000152512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158710 | Exxon Mobil8254863
Holdings [Line Items]
Percent of Total Investments	4.20%
C000158710 | AT&T8254798
Holdings [Line Items]
Percent of Total Investments	2.80%
C000158710 | Cisco Systems8254830
Holdings [Line Items]
Percent of Total Investments	2.50%
C000158710 | Berkshire Hathaway8254807
Holdings [Line Items]
Percent of Total Investments	2.50%
C000158710 | JPMorgan Chase8254903
Holdings [Line Items]
Percent of Total Investments	2.40%
C000158710 | Entergy8254857
Holdings [Line Items]
Percent of Total Investments	2.20%
C000158710 | 3M8254780
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158710 | Ameriprise Financial8254794
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158710 | Bank of America8254804
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158710 | General Motors8254878
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158710 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158710 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000158710 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158710 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158710 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158710 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000158710 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000158710 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000158710 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158710 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158710 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000152511 | NVIDIA8254635
Holdings [Line Items]
Percent of Total Investments	8.90%
C000152511 | Microsoft8254626
Holdings [Line Items]
Percent of Total Investments	8.60%
C000152511 | Apple8254722
Holdings [Line Items]
Percent of Total Investments	8.60%
C000152511 | Meta Platforms8254619
Holdings [Line Items]
Percent of Total Investments	3.90%
C000152511 | Alphabet8254711
Holdings [Line Items]
Percent of Total Investments	3.20%
C000152511 | Alphabet8254714
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152511 | Broadcom8254739
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152511 | Berkshire Hathaway8254730
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152511 | Tesla8254675
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152511 | Netflix8254629
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152511 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000152511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000152511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152511 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000152511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000152511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158708 | NVIDIA8254635
Holdings [Line Items]
Percent of Total Investments	8.90%
C000158708 | Microsoft8254626
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158708 | Apple8254722
Holdings [Line Items]
Percent of Total Investments	8.60%
C000158708 | Meta Platforms8254619
Holdings [Line Items]
Percent of Total Investments	3.90%
C000158708 | Alphabet8254711
Holdings [Line Items]
Percent of Total Investments	3.20%
C000158708 | Alphabet8254714
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158708 | Broadcom8254739
Holdings [Line Items]
Percent of Total Investments	2.60%
C000158708 | Berkshire Hathaway8254730
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158708 | Tesla8254675
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158708 | Netflix8254629
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158708 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158708 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158708 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158708 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158708 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158708 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158708 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000158708 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158708 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158708 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158708 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152513 | Herc Holdings8255118
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152513 | Tanger8255003
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152513 | RadNet8254975
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152513 | KB Home8254888
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152513 | Brink's8255061
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Sterling Infrastructure8254999
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Belden8254876
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | Merit Medical Systems8254920
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152513 | COPT Defense Properties8255073
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | TRI Pointe Group8255004
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152513 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000152513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000152513 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000152513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152513 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000152513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000152513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000152513 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158713 | Herc Holdings8255118
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158713 | Tanger8255003
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158713 | RadNet8254975
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158713 | KB Home8254888
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158713 | Brink's8255061
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Sterling Infrastructure8254999
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Belden8254876
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | Merit Medical Systems8254920
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158713 | COPT Defense Properties8255073
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | TRI Pointe Group8255004
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158713 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158713 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000158713 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158713 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000158713 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158713 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158713 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000158713 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000158713 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000158713 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158713 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214842 | Apple8262202
Holdings [Line Items]
Percent of Total Investments	7.30%
C000214842 | NVIDIA8257661
Holdings [Line Items]
Percent of Total Investments	6.70%
C000214842 | Microsoft8258641
Holdings [Line Items]
Percent of Total Investments	6.30%
C000214842 | Meta Platforms8257022
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214842 | Alphabet8261957
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214842 | Alphabet8261959
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214842 | Broadcom8258819
Holdings [Line Items]
Percent of Total Investments	1.70%
C000214842 | Tesla8260446
Holdings [Line Items]
Percent of Total Investments	1.50%
C000214842 | JPMorgan Chase8256444
Holdings [Line Items]
Percent of Total Investments	1.30%
C000214842 | Berkshire Hathaway8259919
Holdings [Line Items]
Percent of Total Investments	1.20%
C000214842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214842 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000214842 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000214842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000214842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000214842 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214842 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214842 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214836 | Equinix8255259
Holdings [Line Items]
Percent of Total Investments	7.70%
C000214836 | American Tower8255242
Holdings [Line Items]
Percent of Total Investments	7.30%
C000214836 | Welltower8255316
Holdings [Line Items]
Percent of Total Investments	5.80%
C000214836 | Prologis8255281
Holdings [Line Items]
Percent of Total Investments	5.10%
C000214836 | Iron Mountain8255274
Holdings [Line Items]
Percent of Total Investments	4.30%
C000214836 | Public Storage8255284
Holdings [Line Items]
Percent of Total Investments	4.10%
C000214836 | VICI Properties8255313
Holdings [Line Items]
Percent of Total Investments	4.00%
C000214836 | Kimco Realty8255277
Holdings [Line Items]
Percent of Total Investments	3.20%
C000214836 | Omega Healthcare Investors8255278
Holdings [Line Items]
Percent of Total Investments	3.20%
C000214836 | Americold Realty Trust8255246
Holdings [Line Items]
Percent of Total Investments	3.20%
C000214836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000214836 | Real Estate Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214836 | Office
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214836 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214836 | Hotel & Resort
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214836 | Self-Storage
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214836 | Multi-Family Residential
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214836 | Single-Family Residential
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214836 | Data Center
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000214836 | Other Specialized
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000214836 | Telecom Tower
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214836 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000214836 | Retail
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000152514 | Taiwan Semiconductor Manufacturing8255243
Holdings [Line Items]
Percent of Total Investments	3.40%
C000152514 | SAP8255069
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152514 | Tencent Holdings8255147
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152514 | Shell PLC8255126
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152514 | Siemens8255072
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152514 | Deutsche Telekom8255066
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152514 | Manulife Financial8255040
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152514 | BNP Paribas8255087
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152514 | Unilever PLC8255130
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152514 | Schneider Electric8255099
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152514 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152514 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152514 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152514 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152514 | India
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000152514 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000152514 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152514 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000152514 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152514 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000152514 | China
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000152514 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000158714 | Taiwan Semiconductor Manufacturing8255243
Holdings [Line Items]
Percent of Total Investments	3.40%
C000158714 | SAP8255069
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158714 | Tencent Holdings8255147
Holdings [Line Items]
Percent of Total Investments	2.00%
C000158714 | Shell PLC8255126
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158714 | Siemens8255072
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158714 | Deutsche Telekom8255066
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158714 | Manulife Financial8255040
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158714 | BNP Paribas8255087
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158714 | Unilever PLC8255130
Holdings [Line Items]
Percent of Total Investments	1.60%
C000158714 | Schneider Electric8255099
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158714 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158714 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000158714 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158714 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158714 | India
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158714 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158714 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158714 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000158714 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000158714 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158714 | China
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158714 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.10%